Income Taxes - Components of Income Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Income Before Income Tax [Line Items]
Income before Income Tax Expense	$ 226,831	$ 119,893	$ 155,630
United States [Member]
Schedule Of Income Before Income Tax [Line Items]
Income before Income Tax Expense	204,920	81,157	124,747
Non-US [Member]
Schedule Of Income Before Income Tax [Line Items]
Income before Income Tax Expense	$ 21,911	$ 38,736	$ 30,883